ACQUISITIONS (Telegent) (Details) (USD $)			1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2011 Telegent [Member]	Dec. 31, 2011 Telegent [Member]	Dec. 31, 2011 Telegent [Member] Patented And Completed Technologies [Member]	Dec. 31, 2011 Telegent [Member] Software License [Member]
Business Acquisition [Line Items]
Cash				$ 83,190,127
Accounts receivable				1,632,862
Other current assets				3,929,107
Property and equipments				298,550
Indemnification asset				5,567,241
Other assets				110,097
Intangible assets					1,000,000	1,506,158
Goodwill				2,873,420
Current liabilities				(2,744,806)
Long-term tax liability				(5,567,241)
Total cash consideration	$ 5,016,148	$ 132,150,813		$ 91,795,515
Amortization period					5 years	5 years
Ownership percentage in subsidiary			100.00%